Annual Fund Operating Expenses - Class P Shares - Goldman Sachs Strategic Factor Allocation Fund - Class P Shares	Dec. 29, 2021
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.05%
Acquired (Underlying) Fund Fees and Expenses	0.14%	[1]
Total Annual Fund Operating Expenses	0.94%
Fee Waiver and Expense Limitation	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.82%

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.164% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2022, and prior to such date the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees.